Post Employment Benefit Obligations	12 Months Ended
Dec. 31, 2023
POST EMPLOYMENT BENEFIT OBLIGATIONS
Post Employment Benefit Obligations

26.  POST-EMPLOYMENT BENEFIT OBLIGATIONS.

26.1 General information

Enel Chile S.A. and certain subsidiaries granted various post-employment benefits to either all or certain active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•	Employee severance indemnities: The beneficiary receives a certain number of contractual salaries on the date of his retirement. This benefit becomes enforceable once the employee has provided services for a minimum period that, depending on the company, ranges from 5 to 15 years.
•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•	Electricity supply: The beneficiary receives a monthly bonus, which covers a part of the billing for their home consumption.
•	Healthcare benefits: The beneficiary receives additional coverage that supplements the coverage provided by the social security regime.

26.2 Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2023 2022 are as follows:

	12-31-2023	12-31-2022
	ThCh$	ThCh$
Employee severance indemnities	43,374,602	42,264,281
Complementary Pension	14,208,449	14,971,439
Health Plans	2,383,550	2,545,406
Energy Supply Plans	2,853,443	2,918,289
Total post-employment obligations, net	62,820,044	62,699,415

b)	The following amounts were recognized in the consolidated statement of comprehensive income for the period of December 31, 2023, 2022 and 2021:

	For the years ended December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,454,028)	(1,362,838)	(1,099,554)
Defined benefit plan interest cost (1)	(3,179,469)	(3,072,155)	(1,818,983)
Past service cost	—	(31,456)	—
Expenses recognized in Profit or Loss	(4,633,497)	(4,466,449)	(2,918,537)
Gains (losses) from remeasurement of defined benefit plans	(27,122)	(7,304,757)	12,547,898
Total expense recognized in the Statement of Comprehensive Income	(4,660,619)	(11,771,206)	9,629,361

(1) See Note 34.

c)	The balance and movements in post-employment defined benefit obligations as of December 31, 2023 and 2022 are as follows:

ThCh$
Balance as of January 1, 2022	58,951,586
Current service cost	1,362,838
Interest cost	3,072,155
Actuarial (gains) losses from changes in financial assumptions	749,038
Actuarial (gains) losses from changes in experience adjustments	6,555,719
Foreign currency translation differences	1,274
Past service cost of defined benefit plan obligation	31,456
Decreases to be classified as held for sale (1)	(1,440,044)
Contributions paid	(6,890,911)
Transfer of employees	306,304
Balance as of December 31, 2022	62,699,415
Current service cost	1,454,028
Interest cost	3,179,469
Actuarial (gains) losses from changes in financial assumptions	279,660
Actuarial (gains) losses from changes in experience adjustments	(252,538)
Foreign currency translation differences	38,189
Contributions paid	(5,115,909)
Transfer of employees	537,730
Balance as of December 31, 2023	62,820,044

(1)See Note 5.

26.3 Other disclosures

•	Actuarial assumptions:

As of December 31, 2023 and 2022, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2023	12-31-2022
Discount rates used	5.31%	5.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.80%	6.50%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014

•	Sensitivity:

As of December 31, 2023, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$3,764,660 (ThCh$3,962,426 as of December 31, 2022) in the event of a rate increase and an increase of ThCh$3,992,164 (ThCh$4,395,042 as of December 31, 2022) in the event of a rate decrease.

•	Defined contribution:

According to the available estimate, the disbursements foreseen to cover the defined benefit plans for 2023 amount to ThCh$7,574,650.

•	Length of commitments:

Enel Chile´s obligations have a weighted average length of 6.89 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	7,574,650
2	6,077,675
3	5,913,219
4	6,103,218
5	6,707,965
6 to 10	29,671,215